UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10427
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 07/31

Portfolio of Investments
RiverSource Partners International Select Growth Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.6%)(c)

Issuer	Shares		Value(a)
Australia (4.7%)
Australian Stock Exchange	23,900		$750,953
BHP Billiton	140,911		4,459,324
Billabong Intl	90,000		692,291
BlueScope Steel	212,833		599,690
Cochlear	11,000		511,727
CSL	66,958		1,710,299
Foster’s Group	150,400		677,790
Perpetual	28,200	(d)	790,100
Rio Tinto	61,937		2,875,430
Sino Gold Mining	310,000	(b)	1,371,121
Westpac Banking	57,815		1,048,476
Woolworths	85,811		1,955,095

Total			17,442,296

Belgium (1.3%)
Anheuser-Busch InBev	53,283		2,119,684
Colruyt	3,655	(d)	817,771
Eurofins Scientific	8,300	(d)	470,708
Groupe Bruxelles Lambert	9,182	(d)	728,587
Solvay	7,532	(d)	738,166

Total			4,874,916

Brazil (1.3%)
Localiza Rent A Car	239,000		1,922,149
Natura Cosmeticos	86,900		1,238,433
Suzano Papel e Celulose	190,200	(b)	1,771,366

Total			4,931,948

Cambodia (0.1%)
NagaCorp	3,377,697		448,911

Canada (7.4%)
Alimentation Couche-Tard	35,500		561,002
Barrick Gold	53,500		1,868,740
Canadian Natl Railway	36,400		1,770,623
Canadian Natural Resources	39,000		2,345,026
Canadian Utilities Cl A	14,100		479,155
CCL Inds Cl B	48,600		1,041,474
Enbridge	40,987		1,586,552
EnCana	50,000		2,682,400
First Quantum Minerals	16,600		1,105,875
Groupe Aeroplan	87,413		796,198
Horizon North Logistics	110,500	(b)	92,338
Husky Energy	22,900		674,017
IAMGOLD	67,600		716,785
Inmet Mining	14,100		591,220
Ivanhoe Mines	39,000	(b,d)	315,036
Ivanhoe Mines	34,000	(b)	274,040
Natl Bank of Canada	15,800		852,480

Issuer	Shares		Value(a)
Research In Motion	29,000	(b)	2,203,097
Ritchie Bros Auctioneers	7,000	(d)	168,000
Royal Bank of Canada	28,900	(d)	1,376,012
ShawCor Cl A	74,300		1,410,777
Sino-Forest Cl A	76,400	(b)	1,042,766
Suncor Energy	31,600		1,022,213
Talisman Energy	49,400		763,691
Tesco	16,500	(b)	165,495
TriStar Oil & Gas	84,000	(b)	893,800
Uranium One	138,000	(b)	369,018
Viterra	52,952	(b)	445,929

Total			27,613,759

Chile (0.4%)
SQM ADR	37,521	(d)	1,342,877

China (1.6%)
China Shipping Development Series H	358,000		542,318
China Yurun Food Group	618,000	(d)	977,646
Jiangsu Expressway Series H	1,338,000	(d)	1,172,273
Mindray Medical Intl ADR	37,700	(d)	1,120,443
New Oriental Education & Technology Group ADR	17,000	(b,d)	1,249,500
Shandong Weigao Group Medical Polymer	214,000		560,548
VisionChina Media ADR	47,000	(b,d)	308,790

Total			5,931,518

Czech Republic (0.2%)
Komercni Banka	5,100		881,893

Denmark (1.1%)
Carlsberg Series B	8,063		559,475
Novo Nordisk Series B	40,063	(d)	2,358,114
Novozymes Series B	13,070	(d)	1,174,593

Total			4,092,182

Finland (1.2%)
KONE Series B	24,331		827,670
Nokia	49,018		652,450
Poyry	77,657	(d)	1,106,689
Ramirent	99,000	(b)	797,129
Stockmann Series B	56,900	(d)	1,208,213

Total			4,592,151

France (5.4%)
ALSTOM	21,556	(d)	1,479,754
BNP Paribas	15,820		1,153,180
Bureau Veritas	10,703		507,156
Carbone Lorraine	19,102		558,600
CNP Assurances	5,878		537,032
Eutelsat Communications	43,881	(d)	1,225,993
Hermes Intl	6,662	(d)	1,001,143
Hi-Media	32,600	(b,d)	176,541
Iliad	10,300	(d)	1,099,421
Neopost	18,918	(d)	1,610,860
Norbert Dentressangle	7,000		374,088
Pierre & Vacances	12,100		857,356
Rubis	7,276		591,034
Saft Groupe	20,445		797,456
Sanofi-Aventis	11,566		757,544

Issuer	Shares		Value(a)
SR Teleperformance	19,479	(d)	616,261
Technip	10,875		657,423
Total	53,572		2,970,598
Unibail-Rodamco	4,713	(d)	823,441
VINCI	26,697	(d)	1,358,617
Vivendi	34,502		886,267
Zodiac	5,200		200,751

Total			20,240,516

Germany (4.2%)
BASF	24,732	(d)	1,239,233
Bayer	13,399		822,226
Bilfinger Berger	11,226		588,732
CTS Eventim	30,400		1,239,037
Deutsche Bank	21,666	(d)	1,401,469
Deutsche Beteiligungs	15,400	(d)	329,198
E.ON	17,049		645,315
ElringKlinger	26,500		508,318
Hannover Rueckversicherung	15,851	(b,d)	644,923
Hochtief	10,571		634,526
Rational	6,900	(d)	845,653
Rhon-Klinikum	37,500	(d)	863,075
RWE	10,035	(d)	847,326
SAP	24,518	(d)	1,153,038
Takkt	31,181		387,926
Tognum	35,400		493,386
Vossloh	13,479	(d)	1,563,220
Wincor Nixdorf	22,800		1,223,658
ZhongDe Waste Technology	10,500	(d)	197,519

Total			15,627,778

Greece (0.4%)
Intralot-Integrated Lottery Systems & Services	153,600		956,572
Public Power	29,930	(b)	652,594

Total			1,609,166

Hong Kong (2.8%)
China Green Holdings	1,290,000		1,351,601
FU JI Food & Catering Services Holdings	677,000	(d)	584,410
Hang Seng Bank	54,800		890,244
Hong Kong Exchanges and Clearing	194,200		3,663,528
Hongkong Electric Holdings	91,000		501,973
Lifestyle Intl Holdings	933,300		1,416,222
Noble Group	690,000	(d)	1,002,258
REXCAPITAL Financial Holdings	11,000,000	(b)	950,977
Wasion Group Holdings	323,300		312,040

Total			10,673,253

India (1.6%)
Asian Paints	43,846		1,291,273
Educomp Solutions	12,700	(b)	1,087,457
Housing Development Finance	20,000		1,058,341
Jain Irrigation Systems	79,100		1,165,415
Mundra Port and Special Economic Zone	66,500		834,424
Shriram Transport Finance	95,000		605,681
United Phosphorus	24,100		86,192

Total			6,128,783

Issuer	Shares		Value(a)
Indonesia (0.3%)
Perusahaan Gas Negara	3,259,500		1,150,025

Ireland (0.9%)
CRH	48,953		1,168,527
Experian	125,875		1,038,736
Paddy Power	13,500		329,369
United Drug	350,000		942,702

Total			3,479,334

Israel (0.4%)
Israel Chemicals	127,800		1,480,861

Italy (1.7%)
Autostrade	50,296		1,109,556
Compagnie Industriali Riunite	703,100	(b,d)	1,332,642
Credito Emiliano	100,000	(b)	536,550
Enel	154,504		839,449
Eni	36,342		845,746
Finmeccanica	57,697		874,862
GranitiFiandre	36,900	(d)	140,405
Italcementi	88,660	(b,d)	617,848

Total			6,297,058

Japan (19.2%)
AEON Delight	70,000	(d)	981,185
AEON Mall	60,000	(d)	1,268,499
Ain Pharmaciez	27,900		648,837
Aisin Seiki	25,900		666,665
AS ONE	14,600	(d)	262,368
Asahi Glass	85,000		738,584
Asics	99,100	(d)	937,574
Astellas Pharma	20,000		763,214
Benesse	31,300		1,356,554
Canon	35,400		1,320,952
Chugai Pharmaceutical	34,700	(d)	636,411
Chuo Mitsui Trust Holdings	135,000		470,930
COMSYS Holdings	54,300	(d)	629,099
Daicel Chemical Inds	79,731		508,222
Daiseki	35,100	(d)	768,044
Daiwa Securities Group	151,000		893,869
DENSO	24,200	(d)	715,000
East Japan Railway	26,600		1,526,829
Fast Retailing	63		8,185
Fujitsu	164,000	(d)	1,078,309
Fukuoka REIT	135	(d)	690,698
Furukawa Electric	173,000	(d)	835,740
Glory	42,600	(d)	878,118
Hamamatsu Photonics	25,000		492,336
Hisamitsu Pharmaceutical	18,000	(d)	622,199
Honda Motor	61,700		1,989,271
Ibiden	52,900		1,761,469
Idemitsu Kosan	6,500		543,499
ITOCHU	108,000		808,288
Jupiter Telecommunications	2,237		1,879,932
Kamigumi	130,000		1,084,250
Kansai Paint	295,000		2,276,426
Kintetsu World Express	33,100	(d)	808,256
Kirin Holdings	62,000		928,034
Kobe Steel	386,000		746,702
K’s Holdings	12,873		382,328

Issuer	Shares		Value(a)
Kyocera	7,500		604,123
Lawson	18,000	(d)	747,780
Makita	19,000	(d)	471,987
Mitsubishi Chemical Holdings	169,000		759,250
Mitsubishi Estate	92,000		1,533,658
Mitsubishi Materials	200,000		543,340
Mitsui OSK Lines	81,000		494,049
MIURA	25,500		615,936
Murata Mfg	14,400		706,300
Nakanishi	8,400		590,486
NEC	249,000	(b,d)	873,869
Nippon Accommodations Fund	110	(d)	546,512
Nippon Building Fund	85	(d)	763,742
Nippon Electric Glass	70,000		812,474
Nippon Residential Investment	544		1,293,294
Nissan Motor	210,400	(d)	1,532,406
Nitori	8,450	(d)	605,613
Olympus	22,000	(d)	632,559
ORIX JREIT	185		911,311
Osaka Securities Exchange	190		853,594
POINT	23,900		1,288,478
Rakuten	1,065		684,482
Rohto Pharmaceutical	80,400		857,543
Santen Pharmaceutical	20,600		643,478
Seven Bank	450		1,175,422
SoftBank	87,600		1,865,899
Sony	76,500		2,163,188
Sony Financial Holdings	275		847,965
Stanley Electric	38,100	(d)	790,999
Sumitomo Electric Inds	77,000		959,652
Sumitomo Mitsui Financial Group	20,900		894,768
Suruga Bank	76,000		808,203
Suzuki Motor	37,700	(d)	952,463
Taiheiyo Cement	317,000	(d)	479,186
Tamron	35,000	(d)	464,694
TDK	14,300		752,791
Tokai Rika	34,900		697,262
Tokyo Electric Power	23,900		612,659
Toyo Suisan Kaisha	27,000		675,000
Toyo Tanso	4,900	(d)	260,021
Tsumura & Co	5,300		171,438
UBE Inds	277,000		802,305
Unicharm PetCare	17,400	(d)	551,797
Ushio	42,000		792,495
Wacom	325		689,165
Yamato Holdings	47,000		699,038
Yokohama Rubber	115,000		611,469
ZENRIN	37,400		542,023

Total			71,533,042

Luxembourg (0.6%)
ArcelorMittal	19,001		683,727
SES FDR	83,862		1,656,431

Total			2,340,158

Mexico (0.7%)
Grupo Aeroportuario del Sureste ADR	30,449		1,351,327
Urbi Desarrollos Urbanos	783,700	(b)	1,355,823

Total			2,707,150

Issuer	Shares		Value(a)
Netherlands (3.8%)
Aalberts Inds	91,821		853,168
Arcadis	48,900	(d)	922,660
Fugro	29,274		1,313,502
Imtech	81,350		1,728,542
Koninklijke Ahold	140,552		1,598,197
Koninklijke Vopak	31,372	(b,d)	1,880,426
Qiagen	28,200	(b)	538,114
Royal Dutch Shell Series B	28,904		750,322
Smit Intl	10,652		743,827
Ten Cate	60,750		1,150,578
Unilever	54,301		1,483,456
Unit 4 Agresso	61,250	(b,d)	1,099,820

Total			14,062,612

Norway (0.6%)
DNB NOR	82,600	(b)	718,929
Pan Fish	758,000	(b)	476,193
Tandberg	42,700	(d)	905,713

Total			2,100,835

Papua New Guinea (0.1%)
Lihir Gold	232,020	(b)	537,358

Portugal (0.2%)
Portugal Telecom	80,792		818,391

Singapore (3.5%)
Ascendas Real Estate Investment Trust	640,300		756,514
CDL Hospitality Trusts	1,330,000	(d)	1,118,463
Golden Agri-Resources	2,869,167		847,479
Mapletree Logistics Trust	3,345,000		1,383,240
Olam Intl	1,327,000	(d)	2,342,551
Oversea-Chinese Banking	338,000		1,836,994
Singapore Exchange	309,600		1,876,298
SingTel	663,000		1,612,746
United Overseas Bank	58,000		712,680
Wilmar Intl	163,000		678,577

Total			13,165,542

South Africa (1.1%)
Mr Price Group	199,900		787,236
Naspers Series N	85,800		2,562,144
Randgold Resources ADR	9,500		590,140

Total			3,939,520

South Korea (1.5%)
MegaStudy	6,850		1,329,566
Mirae Asset Securities	16,300		1,036,458
NHN	10,600	(b)	1,540,484
Taewoong	13,200		943,586
Woongjin Coway	32,700		818,665

Total			5,668,759

Spain (1.9%)
Banco Santander	44,557		645,141
Grifols	29,599		538,868
Iberdrola	97,285		834,617
Indra Sistemas	22,834		524,719

Issuer	Shares		Value(a)
Red Electrica de Espana	23,100		1,085,364
Telefonica	145,446		3,617,982

Total			7,246,691

Sweden (2.2%)
East Capital Explorer	35,000	(b,d)	298,397
Electrolux Series B	45,087	(b,d)	843,793
Elekta Series B	52,055	(d)	819,048
Hennes & Mauritz Series B	14,315	(d)	851,333
Hexagon Series B	174,424	(d)	1,898,135
Nobia	204,170	(b,d)	931,191
SSAB Svenskt Stal Series B	20,011		239,265
Sweco Series B	140,700		930,387
Telefonaktiebolaget LM Ericsson Series B	157,447	(d)	1,545,321

Total			8,356,870

Switzerland (9.3%)
ABB	143,515	(b)	2,622,066
ACE	15,142		742,867
Actelion	16,520	(b,d)	911,508
Aryzta	26,500	(b)	921,469
Baloise Holding	6,614		527,437
Burckhardt Compression Holding	3,850		505,574
Credit Suisse Group	61,981		2,929,655
Galenica	1,411	(d)	422,614
Geberit	7,300		1,018,748
Kuehne & Nagel Intl	12,000		999,626
Nestlé	184,108		7,578,695
Novartis	123,802		5,670,979
Roche Holding	34,860		5,497,862
Sika	950	(d)	1,137,262
Transocean	7,956	(b)	634,014
Xstrata	144,649		1,952,868
Zurich Financial Services	4,887		960,567

Total			35,033,811

Taiwan (1.4%)
Everlight Electronics	382,575	(b)	1,067,310
Formosa Intl Hotels	62,480		811,528
President Chain Store	433,000	(b)	1,132,734
Simplo Technology	181,500		796,878
Yuanta Financial Holding	1,991,000	(b)	1,432,637

Total			5,241,087

United Kingdom (13.6%)
Aggreko	72,908		666,195
Anglo American	29,694		957,337
Autonomy	30,326	(b)	595,239
Babcock Intl Group	70,730		556,202
BAE Systems	277,553		1,423,387
Barclays	142,989		722,070
BG Group	192,791		3,217,294
BHP Billiton	75,315		1,966,432
British American Tobacco	108,599		3,370,623
Capita Group	139,000		1,549,904
Chemring Group	32,031		1,084,583
Cobham	487,544		1,458,640
Compass Group	158,965		856,387
G4S	260,235		928,116
GAME Group	217,377		533,789

Issuer	Shares		Value(a)
GlaxoSmithKline	258,113		4,954,143
Imperial Tobacco Group	77,834		2,224,631
Intermediate Capital Group	40,000	(d)	131,299
Intertek Group	115,673		2,007,641
Invensys	170,191		733,491
Keller Group	49,900		533,481
Kingfisher	248,143		881,881
Marks & Spencer Group	154,191		890,553
N Brown Group	126,000		488,312
Natl Grid	189,686		1,769,690
Persimmon	69,035		519,232
Reckitt Benckiser Group	44,472		2,136,555
Rotork	67,778		1,009,366
RPS Group	193,900		617,847
RSA Insurance Group	278,530		589,039
Sage Group	196,183		640,361
Schroders	800		13,063
Serco Group	258,700		1,743,727
Smith & Nephew	60,000		476,585
Standard Chartered	119,925		2,846,704
Tesco	425,810		2,614,038
Travis Perkins	17,029		231,697
Tullow Oil	31,900		526,752
Unilever	25,247		666,355
United Utilities Group ADR	72,123		543,060
Wm Morrison Supermarkets	244,204		1,099,386

Total			50,775,087

United States (1.9%)
Alexion Pharmaceuticals	27,500	(b)	1,211,375
Atwood Oceanics	58,201	(b,d)	1,678,516
BioMarin Pharmaceutical	30,000	(b,d)	492,300
Bristow Group	13,500	(b,d)	446,850
Central European Distribution	42,400	(b)	1,217,304
FMC Technologies	11,000	(b)	478,500
Illumina	14,000	(b,d)	505,960
Oceaneering Intl	12,500	(b)	636,500
World Fuel Services	8,843	(d)	387,854

Total			7,055,159

Total Common Stocks (Cost: $344,047,989)			$369,421,297

Other (—%)

Issuer	Shares		Value(a)
Singapore
Golden Agri-Resources Warrants	166,754	(b,e)	$14,487

Total Other (Cost: $—)			$14,487

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	4,593,402	(f)	$4,593,402

Total Money Market Fund (Cost: $4,593,402)			$4,593,402

Investments of Cash Collateral Received for Securities on Loan (11.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	43,810,390	$43,810,390

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $43,810,390)		$43,810,390

Total Investments in Securities (Cost: $392,451,781)(g)		$417,839,576

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	1.3%	$5,042,223
Air Freight & Logistics	0.5	1,881,382
Auto Components	1.1	3,989,713
Automobiles	1.2	4,474,140
Beverages	1.5	5,502,287
Biotechnology	1.3	4,864,350
Building Products	0.5	1,897,737
Capital Markets	2.5	9,256,145
Chemicals	3.4	12,836,660
Commercial Banks	4.7	17,570,676
Commercial Services & Supplies	1.7	6,521,654
Communications Equipment	1.4	5,306,581
Computers & Peripherals	1.2	4,661,879
Construction & Engineering	2.0	7,326,044
Construction Materials	0.6	2,265,561
Consumer Finance	0.2	605,681
Containers & Packaging	0.3	1,041,474
Diversified Consumer Services	1.3	5,023,077
Diversified Financial Services	2.1	7,872,960
Diversified Telecommunication Services	1.9	7,148,540
Electric Utilities	1.4	5,171,971
Electrical Equipment	2.4	8,799,170
Electronic Equipment, Instruments & Components	2.0	7,518,209
Energy Equipment & Services	2.0	7,421,577
Food & Staples Retailing	3.6	13,517,391
Food Products	4.5	16,668,684
Gas Utilities	0.5	1,741,059
Health Care Equipment & Supplies	1.3	4,711,396
Health Care Providers & Services	0.7	2,490,759
Hotels, Restaurants & Leisure	1.5	5,795,510
Household Durables	2.1	7,949,532
Household Products	0.6	2,136,555
Industrial Conglomerates	0.4	1,332,642
Insurance	1.3	4,849,830
Internet & Catalog Retail	0.4	1,560,720
Internet Software & Services	0.4	1,540,484
IT Services	0.1	524,719
Leisure Equipment & Products	0.1	464,694
Life Sciences Tools & Services	0.4	1,514,782
Machinery	2.7	10,181,832
Marine	0.5	2,035,993
Media	3.0	11,273,356
Metals & Mining	6.0	22,394,430
Multiline Retail	0.9	3,514,988
Multi-Utilities	1.0	3,639,231
Office Electronics	0.8	2,931,812
Oil, Gas & Consumable Fuels	5.2	19,578,782
Paper & Forest Products	0.8	2,814,132
Personal Products	0.3	1,238,433
Pharmaceuticals	6.3	23,755,151
Professional Services	1.8	6,826,387
Real Estate Investment Trusts (REITs)	2.2	8,287,215
Real Estate Management & Development	0.7	2,802,157
Road & Rail	1.4	5,219,601
Software	0.9	3,488,458
Specialty Retail	1.4	5,338,843
Textiles, Apparel & Luxury Goods	1.0	3,781,586
Thrifts & Mortgage Finance	0.3	1,058,341
Tobacco	1.5	5,595,254
Trading Companies & Distributors	0.8	2,839,372
Transportation Infrastructure	2.2	8,176,083
Wireless Telecommunication Services	0.5	1,865,899
Other(1)	12.9	48,403,792

Total		$417,839,576

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2009	414,749 British Pound	678,520 U.S. Dollar	$—	$(14,305)

Aug. 3, 2009	262 European Monetary Unit	368 U.S. Dollar	—	(6)

Aug. 3, 2009	38,963,600 Japanese Yen	411,297 U.S. Dollar	—	(581)

Aug. 3, 2009	1,257,995 Swiss Franc	1,156,807 U.S. Dollar	—	(20,651)

Aug. 3, 2009	901,966 U.S. Dollar	642,946 European Monetary Unit	14,295	—

Aug. 3, 2009	419,413 U.S. Dollar	39,731,671 Japanese Yen	583	—

Aug. 3, 2009	6,097 U.S. Dollar	8,799 Singapore Dollar	18

Aug. 3, 2009	1,879,587 U.S. Dollar	2,043,998 Swiss Franc	33,554	—

Aug. 4, 2009	693,892 Australian Dollar	567,298 U.S. Dollar	—	(12,865)

Aug. 4, 2009	106,947 British Pound	176,456 U.S. Dollar	—	(2,196)

Aug. 4, 2009	263 European Monetary Unit	370 U.S. Dollar	—	(4)

Aug. 4, 2009	15,588,421 Japanese Yen	163,101 U.S. Dollar	—	(1,682)

Aug. 4, 2009	4,044,723 Swedish Krona	545,096 U.S. Dollar	—	(15,616)

Aug. 4, 2009	41,372 U.S. Dollar	25,074 British Pound	513	—

Aug. 4, 2009	10,847 U.S. Dollar	7,698 European Monetary Unit	124	—

Aug. 4, 2009	105,421 U.S. Dollar	10,075,627 Japanese Yen	1,087	—

Aug. 4, 2009	9,234 U.S. Dollar	13,324 Singapore Dollar	27	—

Aug. 5, 2009	57,287 British Pound	95,658 U.S. Dollar	—	(38)

Aug. 5, 2009	114,467 European Monetary Unit	163,104 U.S. Dollar	—	(22)

Aug. 5, 2009	4,804,579 Japanese Yen	50,436 U.S. Dollar	—	(352)

Aug. 5, 2009	391,614 Swedish Krona	54,160 U.S. Dollar	—	(129)

Aug. 5, 2009	342,671 U.S. Dollar	415,335 Australian Dollar	4,565	—

Aug. 5, 2009	116,562 U.S. Dollar	69,806 British Pound	47	—

Aug. 5, 2009	232,065 U.S. Dollar	138,870 British Pound	—	(87)

Aug. 5, 2009	431,851 U.S. Dollar	41,150,332 Japanese Yen	3,142	—

Aug. 5, 2009	3,435 U.S. Dollar	4,952 Singapore Dollar	6	—

Aug. 6, 2009	221,606 U.S. Dollar	268,469 Australian Dollar	2,861	—

Total			$60,822	$(68,534)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $14,487 representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

Acquisition
Security	dates	Cost

Golden Agri-Resources Warrants	07-08-09	$—

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(g)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $392,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$51,692,000
Unrealized depreciation	(26,304,000)

Net unrealized appreciation	$25,388,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Health Care Equipment & Supplies	$3,590,952	$1,120,444	$—	$4,711,396
Media	10,964,566	308,790	—	11,273,356
All other Industries (a)	353,436,545	—	—	353,436,545
Other (a)	14,487	—	—	14,487

Total Equity Securities	368,006,550	1,429,234	—	369,435,784

Other
Affiliated Money Market Fund (b)	4,593,402	—	—	4,593,402
Investments of Cash Collateral Received for Securities on Loan	43,810,390	—	—	43,810,390

Total Other	48,403,792	—	—	48,403,792

Investments in Securities	416,410,342	1,429,234	—	417,839,576
Other Financial Instruments (c)	—	(7,712)	—	(7,712)

Total	$416,410,342	$1,421,522	$—	$417,831,864

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the investments in Derivatives Section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners International Select Value Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.3%)(c)

Issuer	Shares		Value(a)
Australia (4.7%)
Alumina	2,305,575		$3,296,353
Australia & New Zealand Banking Group	454,800		7,046,186
BHP Billiton	48,000		1,519,027
Commonwealth Bank of Australia	79,800		2,855,650
Commonwealth Property Office Fund	3,869,593		2,733,885
David Jones	274,079	(d)	1,177,869
Insurance Australia Group	449,900		1,380,513
Lend Lease	194,260		1,258,761
Macquarie Group	82,700	(d)	3,043,784
Macquarie Infrastructure Group	2,385,528		2,892,083
Natl Australia Bank	279,221		5,680,002
Newcrest Mining	153,928		3,860,976
Tabcorp Holdings	561,800		3,400,780
Telstra	448,600		1,324,013
Transfield Services	576,335		1,349,247

Total			42,819,129

Belgium (1.0%)
Belgacom	122,163	(d)	4,375,860
Delhaize Group	64,700		4,625,868

Total			9,001,728

Brazil (1.1%)
Eletrobras ADR	289,330	(d)	3,984,074
Itaú Unibanco Banco Múltipo ADR	58,102	(d)	1,039,445
Usinas Siderurgicas de Minas Gerais Series A	202,050		4,799,107

Total			9,822,626

Canada (6.6%)
Barrick Gold	223,651		7,805,420
BCE	90,800		2,084,905
Biovail	87,600		1,167,165
Bombardier Series B	731,900		2,595,920
Brookfield Properties	98,300		917,267
Fairfax Financial Holdings	9,900		3,014,986
IAMGOLD	193,300		2,049,624
ING Canada	56,800		1,863,237
Ivanhoe Mines	277,700	(b)	2,238,262
Kinross Gold	121,609		2,388,401
Magna Intl Cl A	131,197		6,685,799
Morguard	98,500		908,159
Natl Bank of Canada	42,200		2,276,877
Nexen	262,188		5,447,231
Northern Property	98,500		1,769,674
Pason Systems	81,200		707,942
Petro-Canada	169,600		7,005,909
Royal Bank of Canada	81,000	(d)	3,856,641
Suncor Energy	78,697		2,556,079
TELUS	118,725		3,279,483

Total			60,618,981

Issuer	Shares		Value(a)
Czech Republic (0.2%)
CEZ	41,300		2,227,572

Finland (1.5%)
Nokia	511,700		6,810,941
Nokia ADR	273,992	(d)	3,655,053
Stora Enso Series R	552,806	(b,d)	3,513,601

Total			13,979,595

France (12.4%)
Alcatel-Lucent	1,492,160	(b,d)	4,125,361
AREVA	3,963	(d)	2,280,527
BNP Paribas	142,930		10,418,707
Boiron	42,348		1,463,489
Carbone Lorraine	78,484	(d)	2,295,110
Casino Guichard Perrachon	17,900	(d)	1,233,373
Credit Agricole	576,148		8,222,991
Electricite de France	80,500		3,989,402
Euler Hermes	13,693		809,826
Fimalac	17,732		934,984
France Telecom	294,900		7,358,778
Gemalto	138,794	(b,d)	5,182,231
Ipsos	51,204		1,336,459
Lagardere	171,900		6,419,554
Latecoere	59,746	(b,d)	383,148
Neopost	38,347	(d)	3,265,233
Nexans	14,501	(d)	975,611
Renault	163,100	(b)	6,954,411
Sanofi-Aventis	283,828		18,590,029
Societe Generale	173,385		11,131,434
Technip	40,820		2,467,678
Thales	108,575	(d)	4,589,294
Total	147,400		8,173,415

Total			112,601,045

Germany (10.2%)
Allianz	77,400		7,632,940
BASF	165,000	(d)	8,267,564
Bayer	135,600		8,321,058
Bilfinger Berger	63,289		3,319,104
Celesio	74,400	(d)	1,981,650
Deutsche Bank	122,200	(d)	7,904,533
Deutsche Lufthansa	176,000	(d)	2,377,748
Deutsche Post	376,730	(d)	5,962,022
Deutsche Telekom	409,700		5,248,926
E.ON	258,800		9,795,738
ElringKlinger	44,306	(d)	849,870
Fielmann	19,582	(d)	1,291,502
GFK	41,749		963,842
Metro	51,000	(d)	2,952,989
MTU Aero Engines Holding	29,236		1,062,436
Munich Re Group	54,400		8,224,663
Rational	7,652	(d)	937,817
RWE	79,010	(d)	6,671,373
Siemens	66,177		5,281,289
Symrise	172,937	(d)	2,782,446
Wincor Nixdorf	31,135		1,670,991

Total			93,500,501

Issuer	Shares		Value(a)
Hong Kong (0.9%)
AMVIG Holdings	4,040,000		3,232,033
Arts Optical Intl Holdings	1,858,000		671,284
ASM Pacific Technology	223,800		1,518,968
COSCO Pacific	902,000		1,259,321
Fong’s Inds	3,414,000		947,119
Pacific Basin Shipping	1,276,000		961,538

Total			8,590,263

Ireland (0.2%)
Glanbia	207,887		740,649
United Drug	241,285		649,886

Total			1,390,535

Israel (—%)
Israel Chemicals	29,400		340,668

Italy (3.7%)
Enel	257,900		1,401,219
Eni	388,100		9,031,807
Intesa Sanpaolo	1,715,900	(b)	6,388,415
Telecom Italia	12,149,700		15,330,266
UniCredit	467,800	(b)	1,369,988

Total			33,521,695

Japan (18.2%)
AEON	158,900	(d)	1,545,328
ARIAKE JAPAN	84,100	(d)	1,279,280
Coca-Cola West	345,300	(d)	6,763,647
Dai Nippon Printing	512,000	(d)	7,501,395
East Japan Railway	75,600		4,339,408
FCC	111,100		1,795,686
FUJIFILM Holdings	216,100		7,058,658
Fujitsu	997,000	(d)	6,555,328
Hogy Medical	14,100		725,867
Honda Motor	63,300		2,040,856
Horiba	34,800		822,178
JS Group	212,500	(d)	3,297,569
Kao	115,000		2,607,558
KDDI	848		4,499,958
Mabuchi Motor	146,900	(d)	7,376,058
Mitsubishi Chemical Holdings	779,000	(d)	3,499,736
Mitsubishi UFJ Financial Group	421,600		2,522,470
Mitsui & Co	274,500	(d)	3,444,308
Mitsui Fudosan	262,000	(d)	4,819,028
Mitsui Sumitomo Insurance Group Holdings	158,000		4,058,563
MIURA	45,100		1,089,361
NAMCO BANDAI Holdings	179,800		2,022,275
Nifco	92,500	(d)	1,691,596
Nippon Telegraph & Telephone	145,500		6,013,796
Nippon Telegraph & Telephone ADR	319,611		6,599,967
Nissan Motor	1,054,200	(d)	7,678,054
Rohm	64,900	(d)	4,829,768
Sega Sammy Holdings	264,000	(d)	3,482,791
Sekisui House	352,000		3,319,070
Seven & I Holdings	246,400		5,782,325
Sharp	364,000	(d)	4,051,714
Shimano	21,800	(d)	894,123
Shiseido	334,000	(d)	5,451,333
Sony	62,400	(d)	1,764,482
Sumitomo Mitsui Financial Group	137,100	(d)	5,869,503
Sumitomo Realty & Development	79,000	(d)	1,628,436

Issuer	Shares		Value(a)
Sumitomo Trust & Banking	577,000		3,159,472
Taiyo Ink Mfg	44,700	(d)	1,074,974
Tokyo Electric Power	76,900		1,971,274
Toshiba	1,557,000	(d)	6,912,686
Toyo Seikan Kaisha	228,300		4,899,039
Toyota Motor	51,900		2,189,017
Ushio	101,000	(d)	1,905,761
Wacoal Holdings	361,000		4,644,155

Total			165,477,851

Luxembourg (0.6%)
ArcelorMittal	158,097	(d)	5,688,920

Netherlands (5.9%)
Fugro	18,259		819,267
ING Groep	753,424		9,661,182
Koninklijke Ahold	538,820		6,126,846
Koninklijke BAM Groep	61,966		542,209
Koninklijke Vopak	71,588	(b)	4,290,959
Qiagen	67,672	(b)	1,291,322
Randstad Holding	117,200	(b,d)	4,058,623
Royal Boskalis Westminster	62,590		1,564,960
Royal Dutch Shell ADR	126,810		6,661,329
Royal Dutch Shell Series A	569,452	(d)	14,964,521
Wolters Kluwer	190,455		3,745,556

Total			53,726,774

New Zealand (0.9%)
Auckland Intl Airport	841,263		946,343
Fisher & Paykel Healthcare	1,163,194		2,501,516
Sky City Entertainment Group	801,775		1,745,485
Telecom New Zealand	1,828,611		3,409,451

Total			8,602,795

Norway (0.9%)
Farstad Shipping	63,950		1,265,247
StatoilHydro	313,950		6,710,960

Total			7,976,207

Russia (0.7%)
LUKOIL ADR	82,000	(d)	4,100,000
MMC Norilsk Nickel ADR	233,619		2,338,526

Total			6,438,526

Singapore (1.3%)
CapitaMall Trust	2,105,099		2,311,608
Hyflux	702,000	(d)	1,288,029
Parkway Holdings	902,000	(d)	1,310,199
SembCorp Marine	721,000		1,563,415
SIA Engineering	622,000		1,136,922
Singapore Airport Terminal Services	800,000	(d)	1,167,599
SMRT	1,296,000		1,531,223
StarHub	1,140,000		1,774,751

Total			12,083,746

South Africa (1.9%)
AngloGold Ashanti ADR	165,244	(d)	6,477,565
Gold Fields	379,107		4,520,994
Impala Platinum Holdings	167,450		4,060,552
Standard Bank Group	216,002		2,601,818

Total			17,660,929

Issuer	Shares		Value(a)
South Korea (2.2%)
KB Financial Group	53,900	(b)	2,330,218
Korea Electric Power ADR	248,850	(b,d)	3,327,125
Samsung Electronics	15,500		7,277,346
SK Telecom ADR	401,169	(d)	6,751,674

Total			19,686,363

Spain (1.6%)
Banco Santander	97,300		1,408,807
Prosegur Compania de Seguridad	52,327		1,815,807
Telefonica	470,000		11,691,292

Total			14,915,906

Sweden (2.2%)
Electrolux Series B	184,200	(b,d)	3,447,262
Nordea Bank	495,379	(d)	4,807,138
Svenska Cellulosa Series B	565,700		7,273,627
Telefonaktiebolaget LM Ericsson Series B	234,000	(d)	2,296,678
Volvo Series B	283,650	(d)	2,074,227

Total			19,898,932

Switzerland (2.3%)
Adecco	29,200		1,407,527
Novartis	364,102		16,678,368
UBS	191,200	(b)	2,818,288

Total			20,904,183

Taiwan (0.6%)
AU Optronics	2,132,000		2,366,145
Siliconware Precision Inds	2,534,112		3,407,353

Total			5,773,498

United Kingdom (14.0%)
Associated British Foods	487,600		6,483,587
AstraZeneca	95,100		4,452,893
Aviva	1,045,118		6,123,527
Barclays	1,283,600		6,481,962
Bodycote	513,961		1,225,589
BP	1,297,200		10,773,993
BP ADR	144,661	(d)	7,238,836
BT Group	40,310		85,282
Centrica	1,583,700		5,826,765
Chloride Group	1,265,690		3,007,587
Cobham	350,411		1,048,364
Croda Intl	114,123		1,101,894
De La Rue	76,989		1,070,660
Drax Group	174,000		1,163,374
GlaxoSmithKline	606,500		11,640,977
Greene King	98,436		695,146
Halma	330,754		1,055,303
Laird	407,681		1,186,675
Lloyds Banking Group	4,711,309		6,689,584
Old Mutual	315,400		504,843
Rexam	426,314	(d)	1,680,661
Rolls-Royce Group	208,300	(b)	1,441,419
Rotork	215,277		3,205,956
RSA Insurance Group	1,548,563		3,274,924
Serco Group	175,580		1,183,470
Spectris	124,053		1,154,253
Spirax-Sarco Engineering	52,862		810,634

Issuer	Shares		Value(a)
Thomas Cook Group	472,900		1,714,224
TT electronics	916,939		628,005
TUI Travel	629,700		2,387,802
Ultra Electronics Holdings	64,198		1,222,545
United Utilities Group ADR	490,212		3,691,121
Victrex	204,201		2,224,047
Vodafone Group	8,533,732		17,491,304
Weir Group	449,227		4,101,046
Wolseley	122,200	(b)	2,733,320

Total			126,801,572

United States (0.5%)
Newmont Mining	114,770		4,745,740

Total Common Stocks (Cost: $1,000,743,893)			$878,796,280

Preferred Stocks & Other (0.5%)(c)

Issuer	Shares		Value(a)
Belgium (—%)
Fortis Rights	549,632	(b)	$1

South Korea (—%)
KB Financial Group Rights	4,187	(b)	54,031

United Kingdom (—%)
Rexam Rights	155,023	(b)	222,707

United States (0.5%)
Lucent Technologies Capital Trust I Cv	6,378		4,528,380

Total Preferred Stocks & Other (Cost: $2,082,770)			$4,805,119

Money Market Fund (2.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	18,977,820	(e)	$18,977,820

Total Money Market Fund (Cost: $18,977,820)			$18,977,820

Investments of Cash Collateral Received for Securities on Loan (16.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (9.0%)
JPMorgan Prime Money Market Fund	82,365,664	$82,365,664

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (1.3%)
Belmont Funding LLC 08-03-09	0.48%	$5,999,760	$5,999,760
Versailles Commercial Paper LLC 08-06-09	0.75	5,995,625	5,995,625

Total			11,995,385

	Coupon	Principal
Issuer	rate	amount	Value(a)
Certificates of Deposit (4.4%)
Banco Espirito Santo e Comm London 08-24-09	0.62	2,998,296	2,998,296
Banco Popular Espanol 09-04-09	0.76	1,997,309	1,997,309
09-23-09	0.63	499,462	499,462
Banco Santander-Madrid 10-13-09	0.45	2,500,000	2,500,000
Caisse de Depots et Consignment Paris 10-19-09	0.43	2,497,196	2,497,196
Credit Indusrial et Comm London 10-13-09	0.52	3,994,692	3,994,692
DZ Bank London 08-31-09	0.34	999,688	999,688
Fortis Bank Brussels 08-06-09	0.33	3,100,000	3,100,000
ING Bank Amsterdam 10-26-09	0.43	998,878	998,878
Mizuho London 10-29-09	0.49	1,000,000	1,000,000
Monte de Pasch London 08-13-09	0.71	3,000,026	3,000,026
Nederlandse Waterschapsbank 10-20-09	0.40	2,996,936	2,996,936
Raiffeisen ZentralBank Oest Vienna 08-10-09	0.50	2,000,000	2,000,000
San Paolo Imi Ireland 10-07-09	0.40	2,997,003	2,997,003
Sumitomo Mutsui Banking Brussels 08-17-09	0.42	4,000,000	4,000,000
Unicredito Italiano NY 08-13-09	0.42	4,000,000	4,000,001

Total			39,579,487

Commercial Paper (1.4%)
Citigroup Global Markets 08-03-09	0.35	2,999,796	2,999,796
KBC Financial Products 08-07-09	0.50	6,999,319	6,999,319
Royal Bank of Scotland Group 09-10-09	0.47	2,997,454	2,997,454

Total			12,996,569

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $146,937,105)			$146,937,105

Total Investments in Securities (Cost: $1,168,741,588)(f)			$1,049,516,324

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	1.4%	$12,343,126
Air Freight & Logistics	0.7	5,962,022
Airlines	0.3	2,377,748
Asset-Backed	1.3	11,995,385
Auto Components	1.0	9,331,355
Automobiles	2.1	18,862,338
Beverages	0.7	6,763,647
Building Products	0.4	3,297,569
Capital Markets	1.5	13,766,605
Certificates of Deposit	4.4	39,579,487
Chemicals	2.3	20,982,925
Commercial Banks	10.6	96,211,339
Commercial Paper	1.4	12,996,569
Commercial Services & Supplies	1.4	12,920,579
Communications Equipment	1.9	16,888,033
Computers & Peripherals	2.2	20,321,236
Construction & Engineering	0.6	5,426,273
Containers & Packaging	1.1	10,034,440
Diversified Financial Services	1.2	10,596,167
Diversified Telecommunication Services	7.3	66,802,019
Electric Utilities	2.9	26,696,404
Electrical Equipment	1.1	10,464,596
Electronic Equipment, Instruments & Components	2.7	24,853,231
Energy Equipment & Services	0.6	5,260,134
Food & Staples Retailing	2.4	22,266,729
Food Products	0.9	8,503,516
Health Care Equipment & Supplies	0.4	3,227,383
Health Care Providers & Services	0.4	3,941,735
Hotels, Restaurants & Leisure	1.1	9,943,437
Household Durables	1.5	13,520,345
Household Products	0.3	2,607,558
Independent Power Producers & Energy Traders	0.1	1,163,374
Industrial Conglomerates	0.6	5,281,289
Insurance	4.0	36,888,022
Leisure Equipment & Products	0.7	6,399,189
Life Sciences Tools & Services	0.1	1,291,322
Machinery	1.3	11,811,391
Marine	0.1	961,538
Media	1.3	11,501,569
Metals & Mining	6.1	55,789,467
Multiline Retail	0.1	1,177,869
Multi-Utilities	1.8	16,189,259
Office Electronics	0.4	3,265,233
Oil, Gas & Consumable Fuels	9.1	82,664,080
Paper & Forest Products	1.2	10,787,228
Personal Products	0.6	5,451,333
Pharmaceuticals	6.8	62,313,979
Professional Services	0.7	6,429,992
Real Estate Investment Trusts (REITs)	0.8	7,723,326
Real Estate Management & Development	0.9	8,623,492
Road & Rail	0.6	5,870,631
Semiconductors & Semiconductor Equipment	1.9	17,033,435
Specialty Retail	0.1	1,291,502
Technology	0.5	4,528,380
Textiles, Apparel & Luxury Goods	0.6	5,315,439
Trading Companies & Distributors	0.7	6,177,628
Transportation Infrastructure	1.3	11,693,227
Water Utilities	0.1	1,288,029
Wireless Telecommunication Services	3.3	30,517,687
Other(1)	11.1	101,343,484

Total		1,049,516,324

(1)	Cash & Cash Equivalents.
Investments in Derivatives
At July 31, 2009, $185,422 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.
Futures Contracts Outstanding at July 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Financial Times Stock Exchange 100 Index	70	$5,350,849	Sept. 2009	$312,042
Forward Foreign Currency Contracts Open at July 31, 2009

		Currency to be	Unrealized	Unrealized
Exchange date	Currency to be delivered	received	appreciation	depreciation

Aug. 4, 2009	9,903 Australian Dollar	8,173 U.S. Dollar	$ —	$(107)

Aug. 4, 2009	1,358,677 U.S. Dollar	1,660,000 Australian Dollar	29,249

Aug. 4, 2009	244,893 U.S. Dollar	23,400,956 Japanese Yen	2,474

Aug. 5, 2009	171,464 New Zealand Dollar	112,301 U.S. Dollar		(1,158)

Aug. 5, 2009	705,678 Singapore Dollar	489,388 U.S. Dollar		(1,058)

Aug. 5, 2009	32,126 U.S. Dollar	3,074,790 Japanese Yen	377

Aug. 6, 2009	134,181 Australian Dollar	111,120 U.S. Dollar		(1,068)

Aug. 6, 2009	17,424 U.S. Dollar	18,588 Canadian Dollar		(165)

Aug. 17, 2009	6,800,000 British Pound	10,565,040 U.S. Dollar		(794,615)

Aug. 17, 2009	29,656,000 Canadian Dollar	25,456,283 U.S. Dollar		(2,077,182)

Aug. 17, 2009	1,517,195,000 Japanese Yen	15,833,803 U.S. Dollar		(204,993)

Aug. 17, 2009	98,954,000 Swedish Krona	12,753,150 U.S. Dollar		(962,482)

Aug. 17, 2009	1,783,000 Swiss Franc	1,604,456 U.S. Dollar		(64,399)

Aug. 17, 2009	46,343,954 U.S. Dollar	62,284,000 Australian Dollar	5,681,499

Aug. 17, 2009	4,673,295 U.S. Dollar	7,405,000 New Zealand Dollar	223,554

Nov. 16, 2009	2,726,000 Canadian Dollar	2,519,641 U.S. Dollar		(11,598)

Nov. 16, 2009	4,152,000 European Monetary Unit	5,898,788 U.S. Dollar		(19,117)

Nov. 16, 2009	20,301,000 Swedish Krona	2,732,044 U.S. Dollar		(82,259)

Nov. 16, 2009	2,163,229 U.S. Dollar	2,659,000 Australian Dollar	42,623

Nov. 16, 2009	18,069,218 U.S. Dollar	27,708,000 New Zealand Dollar	152,495

Total			$6,132,271	$(4,220,201)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $1,168,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$82,823,000
Unrealized depreciation	(202,049,000)

Net unrealized depreciation	$(119,226,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks (a)	$878,796,280	$—	$—	$878,796,280
Preferred Stocks & Other
Commercial Banks	—	54,031	—	54,031
Diversified Financial Services	—	4,528,380	—	4,528,380
Technology	—	—	1	1
All Other Industries (a)	222,707	—	—	222,707

Total Equity Securities	879,018,987	4,582,411	1	883,601,399

Other
Affiliated Money Market Fund (b)	18,977,820	—	—	18,977,820
Investments of Cash Collateral Received for Securities on Loan (c)	82,365,664	64,571,441	—	146,937,105

Total Other	101,343,484	64,571,441	—	165,914,925

Investments in Securities	980,362,471	69,153,852	1	1,049,516,324
Other Financial Instruments (d)	312,042	1,912,070	—	2,224,112

Total	$980,674,513	$71,065,922	$1	$1,051,740,436

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of Oct. 31, 2008	$1
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2009	$1

Portfolio of Investments
RiverSource Partners International Small Cap Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.7%)(c)

Issuer	Shares		Value(a)
Australia (3.5%)
ABB Grain	4,557		$33,948
Ansell	9,851		76,105
Australian Worldwide Exploration	8,800		19,645
AWB	42,700		47,126
Bendigo Bank	3,254		22,309
Challenger Financial Services Group	48,492		109,064
Domino’s Pizza Enterprises	19,267		57,993
Emeco Holdings	272,274		125,207
Energy Resources of Australia	5,850		123,747
Felix Resources	15,864		237,424
Goodman Fielder	700		811
Healthscope	37,400		136,025
Kingsgate Consolidated	19,900	(b)	115,637
MacArthur Coal	10,591		69,424
Macmahon Holdings	125,900		47,369
NRW Holdings	173,160		165,048
Nufarm	8,356		75,733
Reject Shop	2,074		23,237
Sigma Pharmaceuticals	130,000		140,758
Tower Australia Group	90,600		187,862

Total			1,814,472

Austria (1.3%)
Andritz	6,564		287,646
bwin Interactive Entertainment	8,059	(b)	329,616
Rosenbauer Intl	1,703		65,916

Total			683,178

Belgium (0.5%)
Mobistar	1,700		108,330
Telenet Group Holding	5,600	(b,h)	128,567

Total			236,897

Bermuda (0.3%)
Signet Jewelers	6,046		134,729

Brazil (1.4%)
BR Malls Participacoes	10,100	(b)	105,056
Cia de Saneamento Basico do Estado de Sao Paulo	6,700		112,798
Confab Industrial	22,000		69,240
Metalurgica Gerdau	9,700		141,826
Suzano Papel e Celulose	12,900	(b)	120,140
Vivo Participacoes	6,300		143,322

Total			692,382

Canada (4.1%)
Alimentation Couche-Tard	7,800		123,262
ATCO Cl I	1,600		57,180
Baytex Energy Trust Unit	3,300		67,408

Issuer	Shares		Value(a)
Biovail	7,800		103,926
Capstone Mining	48,300	(b)	135,435
Corus Entertainment Series B	8,600		117,779
Enerflex Systems Income Fund Unit	12,800		117,301
First Quantum Minerals	3,900		259,813
Forzani Group Cl A	7,700	(b)	103,165
Gammon Gold	17,600	(b)	123,214
GMP Capital	5,700		65,996
Home Capital Group	5,600		177,304
IAMGOLD	7,400		78,465
Laurentian Bank of Canada	6,900		229,035
Open Text	2,300	(b)	87,193
Quebecor Cl B	3,100		54,659
Thompson Creek Metals	2,200	(b)	32,111
Western Canadian Coal	28,300	(b)	72,785
WestJet Airlines	10,200	(b)	98,494

Total			2,104,525

China (3.5%)
AsiaInfo Holdings	11,300	(b)	217,751
Beijing Capital Land Series H	206,000		94,362
China Citic Bank Series H	212,000	(h)	147,718
China High Speed Transmission Equipment Group	36,000		90,210
China Natl Building Material Series H	66,000		143,754
China Shanshui Cement Group	147,000		95,598
China Vanke Series B	105,200		150,675
Dongfeng Motor Group	166,000		176,926
Intime Department Store Group	225,000		139,646
Li Ning	8,000	(h)	26,478
Sichuan Expressway Series H	222,000	(b)	95,103
Sohu.com	1,400	(b,h)	85,638
Weichai Power Series H	16,800		76,739
Zhejiang Expressway Series H	180,000		174,428
Zhuzhou CSR Times Electric Series H	48,000		74,199

Total			1,789,225

Denmark (1.2%)
H Lundbeck	9,400		182,179
SimCorp	1,722		295,666
Sydbank	5,833	(b)	147,381

Total			625,226

Egypt (0.3%)
El Ezz Steel	27,714		63,494
Telecom Egypt	28,386		89,340

Total			152,834

Finland (0.9%)
Nokian Renkaat	7,582		160,132
Talvivaara Mining	23,730	(b)	148,948
Tieto	9,360		160,334

Total			469,414

France (2.7%)
Gemalto	2,500	(b)	93,344
Guerbet	785		119,779
Havas	33,400		96,719
Meetic	9,676	(b)	308,190
Nexity	8,050		277,394
PagesJaunes Groupe	8,100		87,383

Issuer	Shares		Value(a)
Rubis	2,776		225,496
Soitec	14,932	(b)	130,805
Zodiac	1,300		50,188

Total			1,389,298

Germany (4.4%)
Centrotherm Photovoltaics	5,789	(b)	299,637
CTS Eventim	3,338		136,050
ElringKlinger	15,055		288,782
Freenet	10,801	(b)	133,145
Fresenius Medical Care & Co	3,000		137,750
GERRY WEBER Intl	6,250		160,768
Hannover Rueckversicherung	1,750	(b)	71,201
Infineon Technologies	19,064	(b)	78,516
Lanxess	2,510		73,042
Premiere	67,910	(b,h)	284,528
Rheinmetall	9,377		456,485
Wirecard	12,500		134,494

Total			2,254,398

Greece (0.5%)
Hellenic Exchanges Holding	12,307		159,602
TITAN Cement	3,743		108,603

Total			268,205

Hong Kong (3.4%)
AAC Acoustic Technologies Holdings	34,000		32,816
Agile Property Holdings	118,000		166,878
Cheung Kong Infrastructure Holdings	19,000	(h)	69,259
China Everbright Intl	564,000		215,414
China Mengniu Dairy	27,000		64,661
China Taiping Insurance Holdings	21,000	(b)	63,407
Comba Telecom Systems Holdings	68,000		48,171
Dah Sing Banking Group	30,800		35,450
Great Eagle Holdings	66,000	(h)	153,122
Hengan Intl Group	17,000		98,930
Hopson Development Holdings	64,000		102,731
Huabao Intl Holdings	60,000		62,633
Midland Holdings	158,000		126,605
Noble Group	99,000		143,802
Pacific Basin Shipping	189,000		142,422
Peace Mark Holdings	92,000	(b,d,e,f)	—
Ports Design	41,000		105,702
Techtronic Inds	39,500		32,773
Xinyi Glass Holdings	106,000		92,324

Total			1,757,100

India (1.3%)
Bombay Rayon Fashions	15,960		58,079
Emco	44,300		80,928
Housing Development & Infrastructure	5,403	(b)	31,223
India Infoline	30,245		86,239
Indiabulls Financial Services	19,671		82,009
IVRCL Infrastructures & Projects	8,537		59,630
Mahindra & Mahindra	6,800		121,889
Voltamp Transformers	4,100		67,260
Yes Bank	18,240	(b)	60,762

Total			648,019

Issuer	Shares		Value(a)
Indonesia (0.2%)
United Tractors	96,333		125,757

Ireland (1.8%)
DCC	25,072		535,950
Irish Life & Permanent	63,781		312,858
United Drug	17,900		48,213

Total			897,021

Israel (1.1%)
Bezeq Israeli Telecommunication	120,804		240,838
Cellcom Israel	3,500		98,884
Israel Discount Bank Series A	69,022		114,592
Partner Communications	4,800		91,602

Total			545,916

Italy (4.7%)
ACEA	4,583		52,119
Amplifon	77,852	(b)	289,570
Ansaldo STS	13,680		277,028
Azimut Holding	45,675		488,185
Davide Campari-Milano	33,503		285,754
DiaSorin	15,732		438,977
Gemina	112,943	(b)	88,847
Maire Tecnimont	31,900		127,858
Piaggio Group	32,054		66,510
Prysmian	6,900		118,686
Recordati	27,200		181,797

Total			2,415,331

Japan (22.7%)
77 Bank	9,000		53,277
Ahresty	7,900		36,744
Aichi Steel	44,000	(h)	165,116
Ain Pharmaciez	6,200		144,186
Alpen	5,300		93,786
Asahi Intecc	3,000		32,347
Axell	5,900		205,814
Benefit One	74		66,803
Chugoku Marine Paints	18,000	(h)	122,156
CMIC	100		22,463
Credit Saison	7,000		91,459
Daihatsu Diesel Mfg	5,000		31,237
Dai-ichi Seiko	5,300		151,270
Daiichikosho	16,000		183,849
Daimei Telecom Engineering	8,600		82,636
Daiseki	4,200	(h)	91,903
DeNA	17		51,988
Disco	2,500	(h)	131,078
Don Quijote	2,400		50,004
Doutor Nichires Holdings	5,500		76,221
Ebara	26,000	(b)	84,101
en-japan	96		124,719
Enplas	2,500		45,534
EPS	32		135,983
Foster Electric	10,000	(h)	168,393
FP	5,300	(h)	242,030
Fuji Oil	5,400		66,387
Fuji Seal Intl	2,800		48,689
Funai Electric	2,600	(h)	108,562

Issuer	Shares		Value(a)
GCA Savvian Group	40		49,387
GOLDCREST	3,000		71,829
Gourmet Navigator	71	(h)	209,472
H.I.S.	6,500	(h)	133,298
Hirano Tecseed	3,000		32,474
Hiroshima Bank	11,000		45,814
Hisamitsu Pharmaceutical	1,300		44,937
Hitachi Information Systems	8,500		257,876
Hitachi Software Engineering	4,700		130,665
Honeys	10,320		83,455
Hosiden	5,200		67,556
Hyakujushi Bank	14,000		66,300
Intage	5,600		99,983
IRISO Electronics	8,300		93,002
IT Holdings	4,700		94,894
Itochu Enex	10,300		63,368
Juroku Bank	15,000		53,911
Kakaku.com	29		116,797
Kaken Pharmaceutical	7,000		61,121
Kandenko	7,000		46,469
Kanematsu	58,000	(b)	55,793
Koito Mfg	11,000	(h)	161,628
Kokusai	13,900		111,523
Kyowa Exeo	16,000	(h)	156,618
Leopalace21	7,400	(h)	63,440
Lintec	3,600		70,364
Macromill	58		64,438
MANI	2,400		153,488
Mars Engineering	8,400		261,501
Maruetsu	22,000	(h)	106,047
Megachips	2,000		46,723
Megane TOP	2,800		42,266
Message	67	(h)	118,489
Miraca Holdings	7,300		182,500
Mitsui Engineering & Shipbuilding	79,000		200,424
Mitsumi Electric	4,900		120,946
Modec	2,400		41,429
Monex Group	228		103,636
Morinaga Milk Industry	16,000		66,464
Moshi Moshi Hotline	7,300	(h)	139,672
Musashi Seimitsu Industry	1,800		35,638
NAMCO BANDAI Holdings	10,200		114,723
NEC Networks & System Integration	4,000		51,586
Net One Systems	84		148,376
Nichii Gakkan	2,600		28,254
Nichi-iko Pharmaceutical	4,400	(h)	146,511
Nichirei	48,000		183,172
Nihon Kohden	3,500		48,874
Nihon M&A Center	12		42,241
Nippon Denko	14,000	(h)	92,199
Nishimatsuya Chain	34,800	(h)	356,094
Nishi-Nippon City Bank	61,000		154,757
Nomura Real Estate Holdings	4,700		82,672
Oenon Holdings	45,000		95,613
Okinawa Electric Power	2,370		125,014
Optex	6,000		60,761
Osaka Securities Exchange	26		116,808
Otsuka	3,000		156,660
Outsourcing	122		72,478
Park24	10,000		83,721
POINT	1,390		74,937

Issuer	Shares		Value(a)
Press Kogyo	26,000		45,624
Prima Meat Packers	90,000		101,797
Proto	5,400		160,687
Roland	7,900	(h)	113,489
San-in Godo Bank	8,000		75,433
Sanyo Special Steel	33,000		134,302
Shima Seiki Mfg	700		17,648
Shimano	600	(h)	24,609
Sintokogio	7,100		49,760
Software Service	4,700		56,142
Sysmex	1,900		72,907
Taiko Pharmaceutical	3,300		80,407
TBK	35,000		65,486
Toho Pharmaceutical	9,200		123,996
Token	4,280		133,467
Tokyu Livable	2,800		27,822
Toridoll	72		149,708
Toyo Engineering	22,000		68,837
Union Tool	2,400	(h)	66,596
Unipress	3,200		40,998
United Arrows	16,600		109,497
Valor	18,000		149,176
Village Vanguard	40		161,522
VSN	5,100		40,433
Works Applications	165		118,954
Yamaguchi Financial Group	6,000		82,135
Zappallas	14		26,550

Total			11,567,803

Malaysia (0.4%)
Berjaya Sports Toto	44,142		54,664
IJM	55,900		96,058
Sarawak Energy	57,500		35,113

Total			185,835

Mexico (1.0%)
Coca-Cola Femsa ADR	1,900		87,780
Corporacion GEO Series B	74,800	(b)	159,775
Mexichem	192,900	(h)	256,721

Total			504,276

Netherlands (1.7%)
Aalberts Inds	3,600		33,450
BinckBank	18,158		269,120
Grontmij	718		17,825
Imtech	12,582		267,345
SNS Reaal	13,718		78,784
Ten Cate	2,781		52,671
Unit 4 Agresso	8,800	(b,h)	158,015

Total			877,210

Norway (1.4%)
Atea	17,200		85,601
Opera Software	43,107		228,604
Tandberg	4,500		95,450
TGS NOPEC Geophysical	25,364	(b)	287,561

Total			697,216

Issuer	Shares		Value(a)
Philippine Islands (0.3%)
Manila Water	417,200		139,052

Poland (0.3%)
KGHM Polska Miedz	5,431		161,654

Portugal (0.2%)
Mota Engil	18,484		78,761

Singapore (0.7%)
CH Offshore	261,700		95,488
Golden Agri-Resources	158,698		46,875
Olam Intl	85,000	(h)	150,050
Suntec REIT	109,000		82,573

Total			374,986

South Africa (0.8%)
Barloworld	22,364		131,258
Group Five	27,200		122,450
JD Group	24,342		149,147

Total			402,855

South Korea (3.9%)
Cheil Inds	2,470		95,623
Daou Technology	10,300		69,016
Dongbu Insurance	3,130		80,145
Doosan Engineering & Construction	8,200		47,267
Hansol Paper	6,850	(b)	64,694
Hite Brewery	323		44,969
Humax	2,500		33,584
Hyundai DSF	5,810		42,573
Hyundai Marine & Fire Insurance	12,000		188,073
Industrial Bank of Korea	6,000	(b)	68,878
INTOPS	1,347		22,646
Korean Reinsurance	18,060		172,771
LG Household & Health Care	341		61,218
LIG Insurance	10,590		157,783
Nong Shim	400		79,951
People & Telecommunication	7,435		73,246
Samsung Engineering	1,100		79,618
Sodiff Advanced Materials	1,906		123,057
STX Engine	4,900		107,914
Synopex	2,477	(b)	10,265
Taewoong	1,315		94,001
Taeyoung Engineering & Construction	11,180		59,165
Woongjin Thinkbig	5,370		93,781
YedangOnline	16,440	(b)	106,276

Total			1,976,514

Spain (0.9%)
Bolsas y Mercados Espanoles	8,994		291,209
Grupo Catalana Occidente	3,861		79,178
Red Electrica de Espana	2,080		97,730

Total			468,117

Sweden (3.5%)
Autoliv	9,610	(h)	344,134
Axfood	3,450		85,131
Betsson	12,454	(b)	155,383
Hexagon Series B	31,182		339,332
Loomis Series B	27,465		264,616

Issuer	Shares		Value(a)
Mekonomen	9,015		144,656
Nibe Industrier Series B	16,457		155,135
Orc Software	14,918		298,834

Total			1,787,221

Switzerland (3.4%)
Acino Holding	556		97,836
Aryzta	2,500	(b)	86,931
Banque Cantonale Vaudoise	408		143,969
Clariant	60,531	(b)	453,247
Ferrexpo	29,529		70,045
Galenica	400		119,805
Helvetia Holding	550		153,278
Partners Group Holding	2,862		301,362
Schindler Holding	1,700		109,790
Swissquote Group Holding	2,792		146,342
Valora Holding	379		77,155

Total			1,759,760

Taiwan (4.9%)
Altek	58,000		106,988
Asia Cement	84,000		89,896
Catcher Technology	33,000		92,567
Cheng Shin Rubber Ind	97,000		187,210
Chicony Electronics	68,698		152,485
Compal Electronics	100,000		98,177
D-Link	25,000		22,410
InnoLux Display	29,000		38,197
L&K Engineering	78,000		69,919
Novatek Microelectronics	57,000		159,540
President Chain Store	39,000		102,025
Radiant Opto-Electronics	113,300		164,261
Realtek Semiconductor	40,000		96,957
Richtek Technology	17,850		137,693
Sheng Yu Steel	115,000		87,658
Shin Zu Shing	9,848		52,845
Simplo Technology	13,200		57,955
Sunrex Technology	123,000		134,821
U-Ming Marine Transport	36,000		68,163
Unimicron Technology	108,000		122,495
USI	233,000		104,075
Wintek	88,000	(b)	67,480
Wistron	107,000		213,360
WPG Holdings	66,000		81,096

Total			2,508,273

Thailand (0.9%)
BEC World	207,200		120,948
Kasikornbank	56,100		132,312
LPN Development	454,000		72,945
TMB Bank	5,361,800	(b)	128,038

Total			454,243

Turkey (1.4%)
Anadolu Sigorta	200,357		158,137
Aygaz	33,000		86,222
Haci Omer Sabanchi Holding	28,548		106,827
Turkiye Halk Bankasi	36,000		192,285
Turkiye Vakiflar Bankasi Tao Series D	48,267	(b)	101,808
Yapi ve Kredi Bankasi	43,667	(b)	91,512

Total			736,791

Issuer	Shares		Value(a)
United Arab Emirates (0.1%)
Lamprell	34,351		60,108

United Kingdom (12.1%)
Afren	219,187	(b)	202,295
Aggreko	31,741		290,031
Ashmore Group	29,629		104,186
Atkins WS	7,400		78,619
Beazley	66,600		113,757
BlueBay Asset Management	79,606		321,810
Britvic	53,619		305,430
Cape	23,222	(b)	84,081
Close Brothers Group	14,576		168,372
Cookson Group	66,679		346,687
Croda Intl	28,185		272,135
Dana Petroleum	20,577	(b)	471,945
Electrocomponents	27,000		66,977
Eurasian Natural Resources	7,337		105,833
Fidessa Group	2,676		54,000
Halfords Group	21,800		126,729
Jardine Lloyd Thompson Group	14,800		107,050
JD Wetherspoon	16,100		121,563
John Wood Group	65,800		293,479
Keller Group	14,200		151,812
McBride	69,017		168,324
Misys	50,200		151,992
Petrofac	5,100		63,938
Regus	64,200		74,803
Restaurant Group	80,696		215,344
Rightmove	20,200		140,879
Spirax-Sarco Engineering	5,800		88,942
Spirent Communications	75,300		88,050
Sports Direct Intl	67,379		99,048
TelecityGroup	51,166	(b)	288,038
Tullett Prebon	103,023		610,943
Victrex	27,655		301,204
WH Smith	18,729		133,123

Total			6,211,419

Total Common Stocks (Cost: $44,821,199)			$49,956,021

Other (—%)(c)

Issuer	Shares		Value(a)
Germany
Infineon Technologies Rights	13,200	(b)	$4,891
Singapore
Golden Agri-Resources Warrants	9,223	(b,e)	801

Total Other (Cost: $—)			$5,692

Money Market Fund (2.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	1,001,988	(g)	$1,001,988

Total Money Market Fund (Cost: $1,001,988)			$1,001,988

Investments of Cash Collateral Received for Securities on Loan (5.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	2,770,451	$2,770,451

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,770,451)		$2,770,451

Total Investments in Securities (Cost: $48,593,638)(i)		$53,734,152

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	0.1%	$50,188
Airlines	0.2	98,494
Auto Components	2.9	1,458,700
Automobiles	0.7	365,325
Beverages	1.6	819,546
Building Products	0.3	155,135
Capital Markets	5.3	2,715,578
Chemicals	3.4	1,753,269
Commercial Banks	4.2	2,147,676
Commercial Services & Supplies	2.6	1,314,160
Communications Equipment	0.8	393,727
Computers & Peripherals	2.0	1,041,118
Construction & Engineering	3.4	1,726,352
Construction Materials	0.9	437,851
Consumer Finance	0.2	91,459
Containers & Packaging	0.6	290,719
Diversified Financial Services	1.8	944,303
Diversified Telecommunication Services	0.9	458,745
Electric Utilities	0.6	327,116
Electrical Equipment	1.4	730,920
Electronic Equipment, Instruments & Components	1.8	910,028
Energy Equipment & Services	1.9	959,304
Food & Staples Retailing	1.8	940,951
Food Products	1.4	697,850
Gas Utilities	0.6	311,718
Health Care Equipment & Supplies	2.2	1,124,977
Health Care Providers & Services	2.2	1,142,860
Health Care Technology	0.1	56,142
Hotels, Restaurants & Leisure	2.5	1,293,790
Household Durables	1.9	952,193
Household Products	0.4	229,542
Industrial Conglomerates	3.4	1,727,101
Insurance	3.6	1,845,500
Internet & Catalog Retail	0.1	51,988
Internet Software & Services	2.9	1,483,936
IT Services	2.0	1,038,235
Leisure Equipment & Products	1.0	507,821
Life Sciences Tools & Services	0.3	158,446
Machinery	3.9	1,976,095
Marine	0.4	210,585
Media	3.1	1,577,245
Metals & Mining	4.2	2,127,199
Multiline Retail	0.5	255,460
Multi-Utilities	0.2	109,299
Oil, Gas & Consumable Fuels	2.3	1,185,832
Paper & Forest Products	0.4	184,834
Personal Products	0.2	98,930
Pharmaceuticals	1.8	898,714
Professional Services	0.8	425,293
Real Estate Investment Trusts (REITs)	0.2	82,573
Real Estate Management & Development	2.3	1,177,531
Semiconductors & Semiconductor Equipment	2.2	1,109,555
Software	3.0	1,532,153
Specialty Retail	3.7	1,889,309
Textiles, Apparel & Luxury Goods	0.8	403,698
Thrifts & Mortgage Finance	0.3	177,304
Trading Companies & Distributors	0.6	324,802
Transportation Infrastructure	1.2	635,406
Water Utilities	0.5	251,850
Wireless Telecommunication Services	1.1	575,283
Other(1)	7.4	3,772,439

Total		$53,734,152

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

	Currency to be	Currency to be	Unrealized
Exchange date	delivered	received	appreciation

Aug. 3, 2009	20,664 U.S. Dollar	14,738 European Monetary Unit	$339

Aug. 3, 2009	26,697 U.S. Dollar	2,535,130 Japanese Yen	101

Aug. 3, 2009	33,219 U.S. Dollar	47,941 Singapore Dollar	100

Aug. 4, 2009	29,270 U.S. Dollar	31,747 Canadian Dollar	206

Aug. 5, 2009	65,154 U.S. Dollar	70,281 Canadian Dollar	102

Aug. 5, 2009	66,349 U.S. Dollar	6,319,051 Japanese Yen	448

Total			$1,296

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Negligible market value.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $801, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Peace Mark Holdings	06/04/2008	$102,024
Golden Agri-Resources Warrants	07/08/2009	—
(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(h)	At July 31, 2009, security was partially or fully on loan.

(i)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $48,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,722,000
Unrealized depreciation	(3,582,000)

Net unrealized appreciation	$5,140,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements – Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$49,956,021	$—	$—	$49,956,021
Preferred Stocks & Other (a)	5,692	—	—	5,692

Total Equity Securities	49,961,713	—	—	49,961,713

Other
Affiliated Money Market Fund (b)	1,001,988	—	—	1,001,988
Investments of Cash Collateral Received for Securities on Loan	2,770,451	—	—	2,770,451

Total Other	3,772,439	—	—	3,772,439

Investments in Securities	53,734,152	—	—	53,734,152
Other Financial Instruments (c)	—	1,296	—	1,296

Total	$53,734,152	$1,296	$—	$53,735,448

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource International Managers Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009